5. Loans and Allowance for Loan Losses, Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 30, 2013	Dec. 31, 2013
Recorded Investment [Abstract]
With No Related Allowance	$ 22,065		$ 20,641
With Related Allowance	7,895		12,667
Unpaid Principal Balance [Abstract]
With No Related Allowance	22,269		20,641
With Related Allowance	7,895		12,667
Related Allowance	1,806		3,197
Average Recorded Investment [Abstract]
With No Related Allowance	21,354	19,008
With Related Allowance	10,282	12,423
Interest Income Recognized [Abstract]
With No Related Allowance	679	650
With Related Allowance	261	364
Real Estate Secured [Member] | Residential 1-4 family [Member]
Recorded Investment [Abstract]
With No Related Allowance	7,988		6,042
With Related Allowance	3,148		3,026
Unpaid Principal Balance [Abstract]
With No Related Allowance	7,988		6,042
With Related Allowance	3,148		3,026
Related Allowance	586		394
Average Recorded Investment [Abstract]
With No Related Allowance	7,015		6,300
With Related Allowance	3,087		3,756
Interest Income Recognized [Abstract]
With No Related Allowance	256		198
With Related Allowance	125		145
Real Estate Secured [Member] | Equity Line of Credit [Member]
Recorded Investment [Abstract]
With No Related Allowance	24		364
With Related Allowance			38
Unpaid Principal Balance [Abstract]
With No Related Allowance	24		364
With Related Allowance			38
Related Allowance			38
Average Recorded Investment [Abstract]
With No Related Allowance	194		182
With Related Allowance	19		19
Interest Income Recognized [Abstract]
With No Related Allowance	1		6
With Related Allowance			1
Real Estate Secured [Member] | Multi Family [Member]
Recorded Investment [Abstract]
With No Related Allowance	1,252
With Related Allowance
Unpaid Principal Balance [Abstract]
With No Related Allowance	1,252
With Related Allowance
Related Allowance
Average Recorded Investment [Abstract]
With No Related Allowance	626
With Related Allowance			202
Interest Income Recognized [Abstract]
With No Related Allowance	21
With Related Allowance
Real Estate Secured [Member] | Farmland [Member]
Recorded Investment [Abstract]
With No Related Allowance	842		483
With Related Allowance			200
Unpaid Principal Balance [Abstract]
With No Related Allowance	842		483
With Related Allowance			200
Related Allowance			25
Average Recorded Investment [Abstract]
With No Related Allowance	663		391
With Related Allowance	100		201
Interest Income Recognized [Abstract]
With No Related Allowance	32		11
With Related Allowance			8
Real Estate Secured [Member] | Construction and Land Loans [Member]
Recorded Investment [Abstract]
With No Related Allowance	1,738		1,694
With Related Allowance	366
Unpaid Principal Balance [Abstract]
With No Related Allowance	1,738		1,694
With Related Allowance	366
Related Allowance	20
Average Recorded Investment [Abstract]
With No Related Allowance	1,716		1,677
With Related Allowance	183
Interest Income Recognized [Abstract]
With No Related Allowance	64		1
With Related Allowance	13
Real Estate Secured [Member] | Commercial, Owner Occupied [Member]
Recorded Investment [Abstract]
With No Related Allowance	9,188		5,393
With Related Allowance	1,403		3,528
Unpaid Principal Balance [Abstract]
With No Related Allowance	9,392		5,393
With Related Allowance	1,403		3,528
Related Allowance	143		630
Average Recorded Investment [Abstract]
With No Related Allowance	7,291		5,201
With Related Allowance	2,466		3,113
Interest Income Recognized [Abstract]
With No Related Allowance	262		173
With Related Allowance	56		72
Real Estate Secured [Member] | Commercial, Non owner Occupied [Member]
Recorded Investment [Abstract]
With No Related Allowance			6,454
With Related Allowance	1,916		4,581
Unpaid Principal Balance [Abstract]
With No Related Allowance			6,454
With Related Allowance	1,916		4,581
Related Allowance	322		1,230
Average Recorded Investment [Abstract]
With No Related Allowance	3,227		4,943
With Related Allowance	3,249		3,788
Interest Income Recognized [Abstract]
With No Related Allowance			250
With Related Allowance	31		93
Real Estate Secured [Member] | Second Mortgage [Member]
Recorded Investment [Abstract]
With No Related Allowance	618		62
With Related Allowance			56
Unpaid Principal Balance [Abstract]
With No Related Allowance	618		62
With Related Allowance			56
Related Allowance			45
Average Recorded Investment [Abstract]
With No Related Allowance	340		191
With Related Allowance	28		28
Interest Income Recognized [Abstract]
With No Related Allowance	20		3
With Related Allowance			1
Non Real Estate Secured [Member] | Personal [Member]
Recorded Investment [Abstract]
With No Related Allowance	54		53
With Related Allowance	253		133
Unpaid Principal Balance [Abstract]
With No Related Allowance	54		53
With Related Allowance	253		133
Related Allowance	188		84
Average Recorded Investment [Abstract]
With No Related Allowance	53		31
With Related Allowance	193		77
Interest Income Recognized [Abstract]
With No Related Allowance	3		3
With Related Allowance	7		6
Non Real Estate Secured [Member] | Commercial Loan [Member]
Recorded Investment [Abstract]
With No Related Allowance	361		96
With Related Allowance	802		924
Unpaid Principal Balance [Abstract]
With No Related Allowance	361		96
With Related Allowance	802		924
Related Allowance	540		695
Average Recorded Investment [Abstract]
With No Related Allowance	229		82
With Related Allowance	863		791
Interest Income Recognized [Abstract]
With No Related Allowance	20		5
With Related Allowance	28		34
Non Real Estate Secured [Member] | Agricultural [Member]
Recorded Investment [Abstract]
With No Related Allowance
With Related Allowance	7		181
Unpaid Principal Balance [Abstract]
With No Related Allowance
With Related Allowance	7		181
Related Allowance	7		56
Average Recorded Investment [Abstract]
With No Related Allowance			10
With Related Allowance	94		448
Interest Income Recognized [Abstract]
With No Related Allowance
With Related Allowance	$ 1		$ 4